Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Number of Common Shares Issued [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2015	$ 43,314		$ 8,729	$ 12,308	$ 11,893	$ (212)	$ 10,596
Beginning balance, shares at Dec. 31, 2015		6,983,017
Net Income	2,211				1,618		593
Repurchase of common stock	$ (322)		(87)	(235)
Repurchase of common stock, shares	(69,938)	(69,938)
2% stock dividend			171	467	(638)
2% stock dividend, shares		137,236
Cash paid – fractional shares	$ (6)				(6)
Stock options exercised, shares	0
Other comprehensive income	$ (1,106)					(1,106)
Record preferred stock dividend series B (noncontrolling interest)	(417)						(417)
Record preferred stock dividend series C (noncontrolling interest)	(149)						(149)
Ending balance at Dec. 31, 2016	43,525		8,813	12,540	12,867	(1,318)	10,623
Ending balance, shares at Dec. 31, 2016		7,050,315
Net Income	1,611				1,019		592
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings,tax effect	155				155	(155)
Repurchase of common stock	$ (391)		(95)	(296)
Repurchase of common stock, shares	(75,709)	(75,709)
2% stock dividend			173	580	(753)
2% stock dividend, shares		138,247
Cash paid – fractional shares	$ (6)				(6)
Stock options exercised, shares	0
Other comprehensive income	$ 366					366
Record preferred stock dividend series B (noncontrolling interest)	(416)						(416)
Record preferred stock dividend series C (noncontrolling interest)	(149)						(149)
Ending balance at Dec. 31, 2017	44,540		8,891	12,824	13,282	(1,107)	10,650
Ending balance, shares at Dec. 31, 2017		7,112,853
Net Income	2,477				1,907		570
Repurchase of common stock	$ (747)		(173)	(574)
Repurchase of common stock, shares	(138,629)	(138,629)
2% stock dividend			174	586	(760)
2% stock dividend, shares		138,939
Cash paid – fractional shares	$ (8)				(8)
Stock options exercised	$ 65		16	49
Stock options exercised, shares	13,378	13,378
Other comprehensive income	$ (587)					(587)
Record preferred stock dividend series B (noncontrolling interest)	(417)						(417)
Record preferred stock dividend series C (noncontrolling interest)	(148)						(148)
Ending balance at Dec. 31, 2018	$ 45,175		$ 8,908	$ 12,885	$ 14,421	$ (1,694)	$ 10,655
Ending balance, shares at Dec. 31, 2018		7,126,541